December 22, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock USA Momentum Factor Index Fund, BlackRock USA Quality Factor Index Fund, BlackRock USA Size Factor Index Fund and BlackRock USA Value Factor Index Fund, each a series of BlackRock FundsSM

Post-Effective Amendment No. 649 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of each of its series BlackRock USA Momentum Factor Index Fund, BlackRock USA Quality Factor Index Fund, BlackRock USA Size Factor Index Fund and BlackRock USA Value Factor Index Fund (together, the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 649 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 649 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on December 20, 2016.

Sincerely,

BlackRock FundsSM

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant